SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2016
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2016	December 31, 2015
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	—	117,500
NOK600 million senior unsecured floating rate bonds due 2017	67,368	63,681
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
NOK900 million senior unsecured floating rate bonds due 2019	90,380	85,434
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	1,136,249	1,049,861
Total debt principal	1,643,997	1,666,476
Less: Unamortized debt issuance costs	(26,795)	(32,271)
Less: Current portion of long-term debt	(96,881)	(208,031)
	1,520,321	1,426,174

The outstanding debt as of June 30, 2016 is repayable as follows:

(in thousands of $)
Year ending December 31,

2016 (remaining six months)	48,451
2017	195,302
2018	537,385
2019	272,060
2020	172,060
Thereafter	418,739
Total debt principal	1,643,997

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.00% per annum at June 30, 2016 (December 31, 2015: 4.22%). This rate takes into consideration the effect of related interest rate swaps. At June 30, 2016, the three month US Dollar London Interbank Offered Rate, or LIBOR, was 0.654% (December 31, 2015: 0.613%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.01% (December 31, 2015: 1.13%).
3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125.0 million. Interest on the bonds was fixed at 3.75% per annum and was payable in cash semi-annually in arrears. The bonds were convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. In February 2016, the amount outstanding was fully redeemed in cash without any conversion into shares having taken place.
NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Since their issue, the Company has purchased bonds with principal amounts totaling NOK43.0 million, of which NOK8.0 million were subsequently re-sold. The Company holds bonds purchased as treasury bonds. The net amount outstanding at June 30, 2016, was NOK565.0 million, equivalent to $67.4 million (December 31, 2015: NOK565 million, equivalent to $63.7 million).
3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $15.3109. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $1.0 million.
As required by ASC 470-20 “Debt with conversion and other options”, the Company calculated the equity component of the convertible bond taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million in 2013 and this amount was recorded as “Additional paid-in capital”, with a corresponding adjustment to “Deferred charges” which are amortized to “Interest expense” over the appropriate period. The amortization of this item amounted to $2.1 million for the six months ended June 30, 2016.
NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Subsequent to their issue, the Company has purchased bonds with principal amounts totaling NOK142.0 million at June 30, 2016, which are being held as treasury bonds. The net amount outstanding at June 30, 2016, was NOK758 million, equivalent to $90.4 million (December 31, 2015: NOK758 million, equivalent to $85.4 million).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49.0 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serves as security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At June 30, 2016, the amount available under the revolving part of the facility was $20.0 million. The net amount outstanding at June 30, 2016, was $0 (December 31, 2015: $8.0 million).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014, the terms of the loan were amended and restated, and the facility now matures in November 2019. The net amount outstanding at June 30, 2016, was $24.9 million (December 31, 2015: $26.3 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of five years. The facility is secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020. The net amount outstanding at June 30, 2016, was $24.9 million (December 31, 2015: $26.3 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at June 30, 2016, was $32.2 million (December 31, 2015: $34.1 million).
$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95.0 million secured term loan and revolving credit facility with a bank, secured against a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2016, the available amount under the revolving part of the facility was $0. The net amount outstanding at June 30, 2016, was $22.5 million (December 31, 2015: $22.5 million). Subsequent to June 30, 2016, the total amount outstanding under this facility was prepaid and the facility cancelled in July 2016.
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2016, was $47.8 million (December 31, 2015: $50.8 million).
$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at June 30, 2016, was $116.1 million (December 31, 2015: $122.2 million).
$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2016, was $37.7 million (December 31, 2015: $39.9 million).
$45 million secured term loan facility and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. At June 30, 2016, the available amount under the revolving part of the facility was $9.0 million. The net amount outstanding at June 30, 2016, was $36.0 million (December 31, 2015: $36.0 million).
$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, secured against six offshore support vessels. One of the vessels was sold in February 2016, and the facility now relates to the remaining five vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2016, was $71.7 million (December 31, 2015: $87.8 million).
$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2016, was $20.0 million (December 31, 2015: $20.0 million).
$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels which were delivered in 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2016, was $113.7 million (December 31, 2015: $117.9 million).
$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels which were delivered in 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2016, was $116.9 million (December 31, 2015: $121.1 million).
$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2016, was $32.8 million (December 31, 2015: $34.0 million).
$250 million secured revolving credit facility
In June 2015, 17 wholly-owned subsidiaries of the Company entered into a $250.0 million secured revolving credit facility with a syndicate of banks, secured against 17 tankers chartered to Frontline Shipping. Three of the tankers were sold and delivered to their new owners prior to June 30, 2016, and the facility was secured against the remaining 14 tankers at June 30, 2016. A further vessel was sold and delivered to its new owner subsequent to June 30, 2016. The facility bears interest at LIBOR plus a margin and has a term of three years. At June 30, 2016, the available amount under the facility was $135.6 million. The net amount outstanding at June 30, 2016, was $80.0 million (December 31, 2015: $73.5 million).
$166 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2016, was $152.6 million (December 31, 2015:$159.5 million).

$210 million secured term loan facility
In November 2015, three subsidiaries entered into a $210.0 million secured term loan facility with a syndicate of banks, to partly fund the acquisition of three newbuilding container vessels, against which the facility is secured. One of the vessels was delivered in November 2015, a second was delivered in February 2016, and the remaining vessel was delivered in May 2016. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. At June 30, 2016, the net amount outstanding was $206.7 million (December 31, 2015: $70.0 million).

The aggregate book value of assets pledged as security against borrowings at June 30, 2016, was $2,159 million (December 31, 2015: $2,087 million).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2016, the Company is in compliance with all of the covenants under its long-term debt facilities. The $101.4 million secured term loan facility entered into in August 2014 contains certain financial covenants on Deep Sea Supply BTG. As at June 30, 2016, Deep Sea Supply BTG was in compliance with all covenants under the loan agreement.